Description of Organization and Business Operations - Additional Information (Detail) - USD ($)				6 Months Ended
	Aug. 18, 2020	Jul. 10, 2020	Jul. 10, 2020	Jun. 30, 2021	Dec. 31, 2020
Proceeds from sales of issuance initial public offering units	$ 690,000,000
Underwriters of their overallotment option	$ 9,000,000
Initial public offering per units	$ 10.00			$ 10.00	$ 10.00
Proceeds from issuance initial public offering	$ 690,000,000
Proceeds from sales of Private Placement warrants				$ 15,800,000	$ 15,800,000
Proceeds from Issuance of private placement				15,800,000	15,800,000
Business acquisition transaction costs				38,924,273	38,924,273
Payment of stock issuance costs				13,800,000	13,800,000
Other offering costs				$ 974,273	$ 974,273
Maturity of investments days	185 days
Business acquisition percentage of voting interests acquired				50.00%	50.00%
Deferred underwriting fee				$ 24,150,000	$ 24,150,000
Business combinations and acquisitions tangible assets				$ 5,000,001	$ 5,000,001
Percentage of initial public offering shares				15.00%	15.00%
Percentage of initial public offering shares redemption				100.00%	100.00%
Payment of dissolution expenses				$ 100,000	$ 100,000
Cash				1,441,976
Working capital (Deficit)				5,393,518
Stock shares issued during the period for services value					25,000
Due to related party				2,330	17,703
Working Capital Loans [Member]
Long-term Debt, Gross				$ 2,000,000	$ 0
Founder Shares [Member]
Payment of stock issuance costs		$ 25,000
Stock shares issued during the period for services value			$ 25,000
Over-Allotment Option [Member]
Sale of stock, price per share				$ 10.00	$ 10.00
Private Placement [Member]
Sale of stock, price per share				$ 1.00	$ 1.00
IPO [Member] | Sponsor [Member]
Due to related party				$ 1,404,979	$ 1,400,894
Common Class A [Member]
Proceeds from sales of issuance initial public offering units	$ 69,000,000